COMMITMENTS AND CONTINGENCIES - Additional Information - 3 Other Commitments - Land Concession Contracts (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended
	Jan. 31, 2013	Dec. 31, 2014	Jan. 29, 2014	Jul. 31, 2014 Installment	Oct. 31, 2013	Mar. 31, 2013	Jul. 25, 2012	Jun. 30, 2012	Dec. 31, 2006	Dec. 18, 2013	Jul. 31, 2013	Dec. 31, 2013
Commitments And Contingencies [Line Items]
Outstanding balance of land premium included in accrued expenses and other current liabilities		$ 31,678										$ 50,500
Outstanding balance of land premium included in Land Use Rights Payable		3,788										35,466
Altira Macau - Taipa Land [Member]
Commitments And Contingencies [Line Items]
Additional land premium	2,449
Government land use fee payable per annum on land concession contract		171
Contract expiration date		2031-03
City of Dreams - Cotai Land [Member]
Commitments And Contingencies [Line Items]
Additional land premium			23,344			23,344
Total commitment for government land use fees		22,800
Contract expiration date		2033-08
Initial land premium					8,736
Remaining amount of land premium paid				14,608
Remaining amount of land premium to be paid, number of biannual installments				4
Accrued interest rate paid for land premium				5.00%
Government land use fee payable per annum during the development period		1,185
Government land use fee payable per annum after the development period		1,235
Outstanding balance of land premium included in accrued expenses and other current liabilities		7,302										3,518
Outstanding balance of land premium included in Land Use Rights Payable		3,788										11,090
Studio City - Studio City Land [Member]
Commitments And Contingencies [Line Items]
Additional land premium								35,316
Total commitment for government land use fees		11,055
Contract expiration date		2026-10
Initial land premium									23,561
Remaining amount of land premium paid	116,077
Remaining amount of land premium to be paid, number of biannual installments	5
Accrued interest rate paid for land premium	5.00%
Government land use fee payable per annum during the development period		490
Government land use fee payable per annum after the development period		1,131
Outstanding balance of land premium included in accrued expenses and other current liabilities		24,376										46,982
Outstanding balance of land premium included in Land Use Rights Payable		0										24,376
Land premium amount							174,954
Land concession contracts [Member]
Commitments And Contingencies [Line Items]
Contract term years		25 years
Contract term of further renewable consecutive periods (in years)		10 years
Frequency of land use fee amounts to be adjusted		Every five years
Revised [Member] | Altira Macau - Taipa Land [Member]
Commitments And Contingencies [Line Items]
Additional land premium										2,449
Additional land premium payment											2,449
Government land use fee payable per annum on land concession contract		186
Total commitment for government land use fees		$ 3,003
Contract expiration date		2031-03